Additional Financial Information	12 Months Ended
Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Additional Financial Information
NOTE 22. ADDITIONAL FINANCIAL INFORMATION

	December 31,
Consolidated Balance Sheets	2020	2019
Accounts payable and accrued liabilities:
Accounts payable	$31,836	$29,640
Accrued payroll and commissions	2,988	3,126
Current portion of employee benefit obligation	1,415	1,528
Accrued participations and residuals	2,708	2,852
Accrued interest	2,454	2,498
Other	7,631	6,312
Total accounts payable and accrued liabilities	$49,032	$45,956

Consolidated Statements of Income	2020	2019	2018
Advertising expense	$5,253	$6,121	$5,100
Interest expense incurred	$8,048	$8,622	$8,450
Capitalized interest	(123)	(200)	(493)
Total interest expense	$7,925	$8,422	$7,957

Cash and Cash Flows We typically maintain our restricted cash balances for purchases and sales of certain investment securities and funding of certain deferred compensation benefit payments.

The following table summarizes cash and cash equivalents and restricted cash balances contained on our consolidated balance sheets:

	December 31,
Cash and Cash Equivalents and Restricted Cash	2020	2019	2018	2017
Cash and cash equivalents	$9,740	$12,130	$5,204	$50,498
Restricted cash in Other current assets	9	69	61	6
Restricted cash in Other Assets	121	96	135	428
Cash and cash equivalents and restricted cash	$9,870	$12,295	$5,400	$50,932

The following table summarizes cash paid during the periods for interest and income taxes:

Consolidated Statements of Cash Flows	2020	2019	2018
Cash paid (received) during the year for:
Interest	$8,237	$8,693	$8,818
Income taxes, net of refunds	993	1,421	(354)
Spectrum acquisitions	1,613	1,576	521

Noncash Investing and Financing Activities In connection with capital improvements and the acquisition of other productive assets, we negotiate favorable payment terms (referred to as vendor financing), which are reported as financing activities in our statements of cash flows when paid. We recorded $4,664 of vendor financing commitments related to capital investments in 2020, $2,632 in 2019 and $2,162 in 2018.
Labor Contracts As of January 31, 2021, we employed approximately 230,000 persons. Approximately 37% of our employees are represented by the Communications Workers of America (CWA), the International Brotherhood of Electrical Workers (IBEW) or other unions. After expiration of the agreements, work stoppages or labor disruptions may occur in the absence of new contracts or other agreements being reached. There are no significant contracts expiring in 2021. A contract covering approximately 14,000 Mobility employees in 36 states and the District of Columbia that was set to expire in February 2021 was extended until February 2022. A contract covering approximately 10,000 Mobility employees in nine Southeast states that was set to expire in February 2022 was extended until February 2023.